Restatement	6 Months Ended
Jun. 30, 2021
Disclosure Of Restatementtext Block [Abstract]
RESTATEMENT
NOTE 5:	RESTATEMENT

Restatement of previously issued consolidated financial statements

In March 2018 the Company’s warrants were allocated to share premium as a result of its cancellation of the cashless exercise mechanism.

During the second quarter of 2021, the Company concluded that the cashless exercise mechanism was not in fact cancelled when the registration statement published in March 2018 became ineffective, as a result of which the right to exercise the warrants on a cashless basis was possible, resulting in the situation that the warrants should have remained a non-current liability, and not an equity instrument.

The financial statements of 2020 were restated and published on May 13, 2021.

The impacts of the error in the warrant classification are as follows:

Impact on the consolidated statement of comprehensive income (loss):

	Six months ended June 30,
	2020
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	-	535	535
Finance income (expenses), net	77	(458)	535
Total comprehensive income (loss) for the year	(397)	(932)	535
Basic and diluted earnings (loss) per share (in U.S. dollars):	(0.001)	(0.002)	(0.001)

	Three months ended June 30,
	2020
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Revaluation of warrants to purchase ADS’s	-	681	681
Finance income (expenses), net	(207)	(888)	681
Total comprehensive income (loss) for the year	(424)	(1,105)	681
Basic and diluted earnings (loss) per share (in U.S. dollars):	(0.001)	(0.002)	(0.001)

Impact on the consolidated statements of financial position:

	June 30,
	2020
	As previously reported	As restated	Adjustments
	U.S. dollars in thousands

Non-current liabilities	-	1,000	1,000
Additional paid in capital	147,708	146,015	(1,693)
Accumulated deficit	(154,315)	(153,622)	693
Total equity	6,595	5,595	(1,000)